SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Disaggregation of revenue (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Disaggregation of Revenue
Total revenues	¥ 5,213	$ 779	¥ 9,256
Cancer screening and detection tests
Disaggregation of Revenue
Total revenues	3,736	558	9,240
Physical checkup packages
Disaggregation of Revenue
Total revenues	31	5	¥ 16
Technology services
Disaggregation of Revenue
Total revenues	1,239	185
Retail revenue
Disaggregation of Revenue
Total revenues	¥ 207	$ 31